UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-02857
Name of Fund: BlackRock High Income Fund of BlackRock Bond Fund, Inc.
Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock High

Income Fund of BlackRock Bond Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536.

Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011 Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2008

Date of reporting period: 10/01/2007 – 12/31/2007

Item 1 – Schedule of Investments

BlackRock Bond Fund, Inc. - BlackRock High Income Fund
Schedule of Investments as of December 31, 2007 (Unaudited)				(in U.S. dollars)

		Face
Industry		Amount Corporate Bonds		Value

Aerospace & Defense - 0.4%	USD	875,000	DRS Technologies, Inc., 6.625% due 2/01/2016	$ 864,062
		690,000	Hawker Beechcraft Acquisition Co. LLC, 8.50% due
			4/01/2015 (e)	690,000
		1,170,000	Hawker Beechcraft Acquisition Co. LLC, 8.875% due
			4/01/2015 (e)(g)	1,131,888
		1,865,000	L-3 Communications Corp., 5.875% due 1/15/2015	1,799,725
		1,550,000	TransDigm, Inc., 7.75% due 7/15/2014	1,573,250

				6,058,925

Airlines - 0.0%		138,820	Continental Airlines, Inc. Series 1998-1-C, 6.541% due
			9/15/2009 (n)	137,779

Auto Components - 2.3%		1,460,000	Allison Transmission, 11% due 11/01/2015 (e)	1,328,600
		2,990,000	Allison Transmission, 11.25% due 11/01/2015 (e)(g)	2,537,924
		2,800,000	ArvinMeritor, Inc., 8.125% due 9/15/2015	2,422,000
		1,090,000	The Goodyear Tire & Rubber Co., 8.663% due
			12/01/2009 (a)	1,098,175
		1,960,000	The Goodyear Tire & Rubber Co., 7.857% due 8/15/2011	1,984,500
		5,862,000	The Goodyear Tire & Rubber Co., 8.625% due 12/01/2011	6,111,135
		1,550,000	The Goodyear Tire & Rubber Co., 4% due 6/15/2034 (c)	3,665,750
		4,065,000	Lear Corp., 8.75% due 12/01/2016	3,699,150
		2,190,000	Metaldyne Corp., 10% due 11/01/2013	1,806,750
		6,375,000	Tenneco Automotive, Inc., 8.625% due 11/15/2014	6,263,438

				30,917,422

Automobiles - 0.3%		4,500,000	Ford Motor Co., 8.90% due 1/15/2032	3,487,500

Biotechnology - 0.5%		7,770,000	Angiotech Pharmaceuticals, Inc., 8.874% due
			12/01/2013 (a)	7,381,500

Building Products - 1.3%		3,975,000	Goodman Global Holding Co., Inc., 7.875% due 12/15/2012	4,094,250
		300,000	Momentive Performance Materials, Inc., 9.75% due
			12/01/2014 (e)	276,000
		14,525,000	Momentive Performance Materials, Inc., 11.50% due
			12/01/2016 (e)	12,564,125

				16,934,375

Capital Markets - 0.4%		6,430,000	E*Trade Financial Corp., 12.50% due 11/30/2017 (e)	6,108,500

Chemicals - 2.3%		3,100,000	American Pacific Corp., 9% due 2/01/2015	3,107,750
		3,240,000	CII Carbon LLC, 11.125% due 11/15/2015 (e)	3,191,400
		1,300,000	Hexion U.S. Finance Corp., 9.369% due 11/15/2014 (a)	1,326,000
		3,785,000	Hexion U.S. Finance Corp., 9.75% due 11/15/2014	4,087,800
		3,750,000	Huntsman International LLC, 7.875% due 11/15/2014	3,975,000
		5,965,000	Ineos Group Holdings Plc, 8.50% due 2/15/2016 (e)	5,308,850
		3,055,000	Innophos, Inc., 8.875% due 8/15/2014	3,039,725
		3,325,000	MacDermid, Inc., 9.50% due 4/15/2017 (e)	3,125,500
		260,000	NOVA Chemicals Corp., 7.863% due 11/15/2013 (a)	243,100
	EUR	1,125,000	Rockwood Specialties Group, Inc., 7.625% due 11/15/2014	1,603,689
	USD	2,100,000	Terra Capital, Inc. Series B, 7% due 2/01/2017	2,052,750

				31,061,564

Commercial Services &		4,000,000	Ashtead Capital, Inc., 9% due 8/15/2016 (e)	3,540,000
Supplies - 2.1%		2,025,000	Corrections Corp. of America, 6.75% due 1/31/2014	2,032,594
		3,690,000	DI Finance Series B, 9.50% due 2/15/2013	3,860,662
		550,000	FTI Consulting, Inc., 7.75% due 10/01/2016	572,000

BlackRock Bond Fund, Inc. - BlackRock High Income Fund
Schedule of Investments as of December 31, 2007 (Unaudited)			(in U.S. dollars)

	Face
Industry	Amount Corporate Bonds		Value

USD	2,750,000	Mobile Services Group, Inc., 9.75% due 8/01/2014	$ 2,530,000
	1,600,000	PNA Intermediate Holding Corp., 11.869% due
		2/15/2013 (a)(e)(g)	1,448,000
	6,225,000	Quebecor World Capital Corp., 8.75% due 3/15/2016 (e)	4,583,156
	2,550,000	Quebecor World, Inc., 9.75% due 1/15/2015 (e)	1,915,688
	1,003,000	Sally Holdings LLC, 10.50% due 11/15/2016	987,955
	2,800,000	US Investigations Services, Inc., 10.50% due
		11/01/2015 (e)	2,562,000
	2,505,000	West Corp., 11% due 10/15/2016	2,486,213
	1,605,000	The Yankee Candle Company, Inc., 9.75% due 2/15/2017	1,468,575

			27,986,843

Communications Equipment - 0.8%	4,005,000	Dycom Industries, Inc., 8.125% due 10/15/2015	3,964,950
	7,280,000	Nortel Networks Ltd., 8.508% due 7/15/2011 (a)(e)	7,098,000

			11,062,950

Construction Materials - 0.7%	6,675,000	Caue Finance Ltd., 8.875% due 8/01/2015 (e)	7,158,937
	2,175,000	Nortek, Inc., 8.50% due 9/01/2014	1,740,000
	680,000	Texas Industries, Inc., 7.25% due 7/15/2013	666,400

			9,565,337

Containers & Packaging - 2.1%	4,140,000	Berry Plastics Holding Corp., 8.866% due 9/15/2014 (a)	3,870,900
	7,890,000	Berry Plastics Holding Corp., 8.875% due 9/15/2014	7,495,500
	3,906,000	Graphic Packaging International Corp., 9.50% due
		8/15/2013	3,857,175
	1,930,000	Impress Holdings BV, 7.383% due 9/15/2013 (a)(e)	1,872,100
	625,000	Owens-Illinois, Inc., 7.35% due 5/15/2008	626,563
	2,550,000	Packaging Dynamics Finance Corp., 10% due 5/01/2016 (e)	2,244,000
	4,485,000	Pregis Corp., 12.375% due 10/15/2013	4,754,100
	3,910,000	Smurfit-Stone Container Enterprises, Inc., 8%
		due 3/15/2017	3,778,038

			28,498,376

Distributors - 0.7%	7,675,000	American Tire Distributors, Inc., 11.08% due
		4/01/2012 (a)	7,444,750
	1,900,000	Buhrmann US, Inc., 8.25% due 7/01/2014	1,814,500

			9,259,250

Diversified Financial Services - 1.9%	5,000,000	Citigroup, Inc., 8.30% due 12/21/2077 (a)	5,220,955
	5,290,000	Ford Motor Credit Co. LLC, 5.80% due 1/12/2009	5,021,242
	1,540,000	Ford Motor Credit Co. LLC, 5.70% due 1/15/2010	1,387,506
	3,815,000	Ford Motor Credit Co. LLC, 7.127% due 1/13/2012 (a)	3,204,455
	1,725,000	GMAC LLC, 6% due 12/15/2011	1,446,723
	1,500,000	GMAC LLC, 6.75% due 12/01/2014	1,209,823
	2,760,000	GMAC LLC, 8% due 11/01/2031	2,315,295
	6,200,000	Leucadia National Corp., 8.125% due 9/15/2015	6,200,000

			26,005,999

Diversified Telecommunication	3,400,000	Cincinnati Bell, Inc., 7.25% due 7/15/2013	3,408,500
Services - 2.8%	935,000	Citizens Communications Co., 6.25% due 1/15/2013	905,781
	9,300,000	Qwest Corp., 7.50% due 10/01/2014	9,439,500
	8,500,000	Qwest Corp. Series WI, 6.50% due 6/01/2017	8,138,750
	2,250,000	Time Warner Telecom Holdings, Inc., 9.25% due
		2/15/2014	2,300,625

BlackRock Bond Fund, Inc. - BlackRock High Income Fund
Schedule of Investments as of December 31, 2007 (Unaudited)			(in U.S. dollars)

	Face
Industry	Amount Corporate Bonds		Value

EUR	1,000,000	Wind Acquisition Finance SA, 9.75% due 12/01/2015 (e)	$ 1,564,396
USD	11,800,000	Windstream Corp., 8.125% due 8/01/2013	12,213,000

			37,970,552

Electric Utilities - 1.8%	3,375,000	Edison Mission Energy, 7.75% due 6/15/2016	3,476,250
	8,250,000	Edison Mission Energy, 7% due 5/15/2017	8,105,625
	4,000,000	NSG Holdings LLC, 7.75% due 12/15/2025 (e)(n)	4,010,000
	3,900,000	Sierra Pacific Resources, 8.625% due 3/15/2014	4,167,275
	4,390,497	Tenaska Alabama Partners LP, 7% due 6/30/2021 (e)(n)	4,381,988

			24,141,138

Electrical Equipment - 1.2%	910,000	Belden, Inc., 7% due 3/15/2017	887,250
	15,325,000	Superior Essex Communications LLC, 9% due 4/15/2012	14,712,000

			15,599,250

Electronic Equipment &	2,915,000	NXP BV, 7.008% due 10/15/2013 (a)	2,681,800
Instruments - 0.7%	1,321,000	NXP BV, 9.50% due 10/15/2015	1,210,366
	615,000	Sanmina-SCI Corp., 6.75% due 3/01/2013	535,050
	4,975,000	Sanmina-SCI Corp., 8.125% due 3/01/2016	4,409,094

			8,836,310

Energy Equipment & Services -	735,000	Compagnie Generale de Geophysique-Veritas, 7.50%
1.5%		due 5/15/2015	744,187
	5,335,000	Compagnie Generale de Geophysique-Veritas, 7.75%
		due 5/15/2017	5,388,350
	3,300,000	North American Energy Partners, Inc., 8.75% due
		12/01/2011	3,258,750
	10,700,000	SemGroup LP, 8.75% due 11/15/2015 (e)	10,165,000

			19,556,287

Food & Staples Retailing - 0.6%	3,200,000	AmeriQual Group LLC, 9.50% due 4/01/2012 (e)	2,240,000
	6,175,000	Rite Aid Corp., 7.50% due 3/01/2017	5,441,719

			7,681,719

Food Products - 0.1%	20,000,000	DGS International Finance Co., 10% due 6/01/2007 (e)(i)	100,000
	750,000	Smithfield Foods, Inc., 7.75% due 7/01/2017	725,625

			825,625

Gas Utilities - 0.2%	3,005,000	Transcontinental Gas Pipe Line Corp. Series B, 8.875%
		due 7/15/2012	3,395,650

Health Care Equipment & Supplies -	5,000,000	The Cooper Cos., Inc., 7.125% due 2/15/2015	4,862,500
1.5%	16,000,000	ReAble Therapeutics Finance LLC, 10.875% due
		11/15/2014 (e)	15,720,000

			20,582,500

Health Care Providers &	5,452,000	Accellent, Inc., 10.50% due 12/01/2013	4,579,680
Services - 2.9%	275,000	Community Health Systems, Inc. Series WI, 8.875% due
		7/15/2015	280,156
	3,650,000	Omnicare, Inc. Series OCR, 3.25% due 12/15/2035 (c)	2,659,938
	12,790,000	Tenet Healthcare Corp., 6.50% due 6/01/2012	11,383,100
	6,775,000	Tenet Healthcare Corp., 9.875% due 7/01/2014	6,453,188
	1,085,000	Tenet Healthcare Corp., 9.25% due 2/01/2015	1,003,625
	1,265,000	US Oncology, Inc., 9% due 8/15/2012	1,247,606
	6,175,000	US Oncology, Inc., 10.75% due 8/15/2014	6,097,813
	3,400,000	United Surgical Partners International, Inc., 8.875% due
		5/01/2017	3,357,500

BlackRock Bond Fund, Inc. - BlackRock High Income Fund
Schedule of Investments as of December 31, 2007 (Unaudited)			(in U.S. dollars)

	Face
Industry	Amount Corporate Bonds		Value

USD	930,000	Universal Hospital Services, Inc., 8.288% due
		6/01/2015 (a)	$ 930,000
	1,000,000	Universal Hospital Services, Inc., 8.50% due 6/01/2015 (g)	1,008,612

			39,001,218

Hotels, Restaurants & Leisure -	4,190,000	American Real Estate Partners LP, 7.125% due 2/15/2013	3,938,600
4.9%	8,290,000	American Real Estate Partners LP, 7.125% due
		2/15/2013 (e)	7,792,600
	6,850,000	Boyd Gaming Corp., 7.125% due 2/01/2016	6,473,250
	2,525,000	CCM Merger, Inc., 8% due 8/01/2013 (e)	2,379,812
	250,000	Fontainebleau Las Vegas Holdings LLC, 10.25% due
		6/15/2015 (e)	216,875
	1,425,000	Galaxy Entertainment Finance Co. Ltd., 9.829% due
		12/15/2010 (a)(e)	1,457,062
	1,800,000	Galaxy Entertainment Finance Co. Ltd., 9.875% due
		12/15/2012 (e)	1,899,000
	2,340,000	Great Canadian Gaming Corp., 7.25% due 2/15/2015 (e)	2,316,600
	3,560,000	Greektown Holdings, LLC, 10.75% due 12/01/2013 (e)	3,462,100
	2,800,000	Indianapolis Downs LLC, 11% due 11/01/2012 (e)	2,751,000
	5,965,000	Little Traverse Bay Bands of Odawa Indians, 10.25% due
		2/15/2014 (e)	5,994,825
	4,040,000	Pinnacle Entertainment, Inc., 7.50% due 6/15/2015 (e)	3,666,300
	2,060,000	Shingle Springs Tribal Gaming Authority, 9.375% due
		6/15/2015 (e)	1,998,200
	1,175,000	Snoqualmie Entertainment Authority, 9.063% due
		2/01/2014 (a)(e)	1,110,375
	4,625,000	Station Casinos, Inc., 7.75% due 8/15/2016	4,174,063
	611,000	Station Casinos, Inc., 6.625% due 3/15/2018	418,535
	1,545,000	Travelport LLC, 9.749% due 9/01/2014 (a)	1,494,788
	1,855,000	Tropicana Entertainment LLC Series WI, 9.625% due
		12/15/2014	1,177,925
	3,100,000	Universal City Florida Holding Co. I, 9.661% due
		5/01/2010 (a)	3,100,000
	3,696,000	Waterford Gaming LLC, 8.625% due 9/15/2014 (e)	3,696,000
	6,125,000	Wynn Las Vegas LLC, 6.625% due 12/01/2014	6,017,813

			65,535,723

Household Durables - 1.5%	3,365,000	American Greetings Corp., 7.375% due 6/01/2016	3,272,462
	8,115,000	Ashton Woods USA LLC, 9.50% due 10/01/2015	5,193,600
	3,575,000	Jarden Corp., 7.50% due 5/01/2017	3,074,500
	14,000,000	Stanley-Martin Communities LLC, 9.75% due 8/15/2015	8,400,000

			19,940,562

IT Services - 1.1%	5,900,000	First Data Corp., 9.875% due 9/24/2015 (e)	5,487,000
	407,906	iPayment Investors LP, 12.75% due 7/15/2014 (e)(g)	428,301
	8,105,000	SunGard Data Systems, Inc., 9.125% due 8/15/2013	8,246,838
	400,000	SunGard Data Systems, Inc., 10.25% due 8/15/2015	409,000

			14,571,139

Independent Power Producers &	4,670,000	The AES Corp., 7.75% due 10/15/2015 (e)	4,740,050
Energy Traders - 5.2%	10,690,000	The AES Corp., 8% due 10/15/2017 (e)	10,930,525
	9,625,000	Dynegy Holdings, Inc., 7.75% due 6/01/2019	8,879,062

BlackRock Bond Fund, Inc. - BlackRock High Income Fund
Schedule of Investments as of December 31, 2007 (Unaudited)			(in U.S. dollars)

	Face
Industry	Amount Corporate Bonds		Value

USD	7,500,000	Energy Future Holding Corp., 11.25% due
		11/01/2017 (e)(g)	$ 7,448,514
	2,635,000	NRG Energy, Inc., 7.25% due 2/01/2014	2,569,125
	12,650,000	NRG Energy, Inc., 7.375% due 2/01/2016	12,333,750
	13,600,000	Texas Competitive Electric Holdings Co. LLC, 10.25%
		due 11/01/2015 (e)	13,464,000
	9,575,000	Texas Competitive Electric Holdings Co. LLC, 10.50%
		due 11/01/2016 (e)(g)	9,455,313

			69,820,339

Insurance - 0.1%	1,530,000	USI Holdings Corp., 8.744% due 11/15/2014 (a)(e)	1,308,150

Machinery - 2.5%	900,000	Ahern Rentals, Inc., 9.25% due 8/15/2013	758,250
	4,000,000	Ashtead Holdings Plc, 8.625% due 8/01/2015 (e)	3,500,000
	2,810,000	Esco Corp., 8.625% due 12/15/2013 (e)	2,810,000
	1,110,000	Esco Corp., 8.866% due 12/15/2013 (a)(e)	1,087,800
	8,158,000	Invensys Plc, 9.875% due 3/15/2011 (e)	8,616,414
	1,090,000	RBS Global, Inc., 9.50% due 8/01/2014	1,079,100
	4,755,000	RBS Global, Inc., 11.75% due 8/01/2016	4,648,013
	1,505,000	RBS Global, Inc., 8.875% due 9/01/2016	1,429,750
	8,145,000	Terex Corp., 8% due 11/15/2017	8,246,813
	2,100,000	Titan International, Inc., 8% due 1/15/2012	2,026,500

			34,202,640

Marine - 0.3%	3,434,000	Navios Maritime Holdings, Inc., 9.50% due 12/15/2014	3,511,265

Media - 14.3%	1,230,000	Affinion Group, Inc., 10.125% due 10/15/2013	1,243,838
	4,660,000	Affinion Group, Inc., 11.50% due 10/15/2015	4,572,625
	6,255,000	Barrington Broadcasting Group LLC, 10.50% due 8/15/2014	6,450,469
	1,530,000	Bonten Media Acquisition Co., 9% due 6/01/2015 (e)(g)	1,320,007
	5,810,000	Cablevision Systems Corp. Series B, 9.644% due
		4/01/2009 (a)	5,875,362
	2,875,000	Cablevision Systems Corp. Series B, 8% due 4/15/2012	2,788,750
	18,425,000	Charter Communications Holdings I, LLC, 11% due
		10/01/2015	14,976,375
	6,655,000	Charter Communications Holdings II, LLC, 10.25% due
		9/15/2010	6,517,600
	4,700,000	Dex Media, Inc., 8% due 11/15/2013	4,418,000
	4,150,000	Dex Media West LLC, 9.875% due 8/15/2013	4,316,000
	1,920,000	DirecTV Holdings LLC, 8.375% due 3/15/2013	1,996,800
	9,200,000	Echostar DBS Corp., 7.125% due 2/01/2016	9,384,000
	1,180,000	Harland Clarke Holdings Corp., 9.50% due 5/15/2015	1,020,700
	980,000	Harland Clarke Holdings Corp., 9.619% due 5/15/2015 (a)	820,750
	6,805,000	Idearc, Inc., 8% due 11/15/2016	6,243,587
	1,030,000	Intelsat Bermuda Ltd., 10.829% due 6/15/2013 (a)	1,055,750
	4,575,000	Intelsat Bermuda Ltd., 7.581% due 1/15/2015 (a)	4,586,437
	5,500,000	Intelsat Corp., 9% due 6/15/2016	5,541,250
	9,475,000	Intelsat Subsidiary Holding Co. Ltd., 8.625% due 1/15/2015	9,522,375
	10,525,000	Liberty Media Corp., 0.75% due 3/30/2023 (c)	10,959,156
	355,000	NTL Cable Plc, 8.75% due 4/15/2014	352,337
	11,225,000	NTL Cable Plc, 9.125% due 8/15/2016	11,112,750
	1,350,000	Network Communications, Inc., 10.75% due 12/01/2013	1,323,000

BlackRock Bond Fund, Inc. - BlackRock High Income Fund
Schedule of Investments as of December 31, 2007 (Unaudited)			(in U.S. dollars)

	Face
Industry	Amount Corporate Bonds		Value

USD	11,300,000	Nielsen Finance LLC, 10% due 8/01/2014	$ 11,554,250
	4,737,000	PanAmSat Corp., 9% due 8/15/2014	4,760,685
	16,520,000	Paxson Communications Corp., 7.508% due
		1/15/2012 (a)(e)	16,086,350
	3,738,341	ProtoStar I Ltd., 12.50% due 10/15/2012 (a)(c)(e)	3,925,258
	2,050,000	R.H. Donnelley Corp., 6.875% due 1/15/2013	1,834,750
	7,150,000	R.H. Donnelley Corp., 8.875% due 10/15/2017 (e)	6,613,750
	3,900,000	R.H. Donnelley Corp. Series A-2, 6.875% due 1/15/2013	3,490,500
	1,150,000	R.H. Donnelley Corp. Series A-3, 8.875% due 1/15/2016	1,075,250
	2,123,000	Rainbow National Services LLC, 10.375% due 9/01/2014 (e)	2,300,801
	19,215,000	TL Acquisitions, Inc., 10.50% due 1/15/2015 (e)	18,470,419
	2,020,000	TL Acquisitions, Inc., 10.92% due 7/15/2015 (e)(l)	1,598,325
	1,393,000	Windstream Regatta Holdings, Inc., 11% due
		12/01/2017 (e)	1,379,070
	2,695,000	Young Broadcasting, Inc., 10% due 3/01/2011	2,105,469

			191,592,795

Metals & Mining - 6.4%	1,945,000	AK Steel Corp., 7.75% due 6/15/2012	1,954,725
	7,390,000	Aleris International, Inc., 9% due 12/15/2014 (g)	6,137,827
	910,000	Blaze Recycling & Metals LLC, 10.875% due 7/15/2012 (e)	837,200
	9,000,000	CSN Islands VIII Corp., 9.75% due 12/16/2013 (e)	10,080,000
	2,410,000	FMG Finance Pty Ltd., 10.625% due 9/01/2016 (e)	2,759,450
	14,200,000	Freeport-McMoRan Copper & Gold, Inc., 8.394% due
		4/01/2015 (a)	14,413,000
	11,605,000	Freeport-McMoRan Copper & Gold, Inc., 8.375% due
		4/01/2017	12,446,362
	4,023,000	Indalex Holding Corp. Series B, 11.50% due 2/01/2014	3,540,240
	7,475,000	Novelis, Inc., 7.25% due 2/15/2015	7,026,500
	6,900,000	RathGibson, Inc., 11.25% due 2/15/2014	6,900,000
	1,670,000	Ryerson, Inc., 12.574% due 11/01/2014 (a)(e)	1,603,200
	2,280,000	Ryerson, Inc., 12% due 11/01/2015 (e)	2,251,500
	7,720,000	Southern Copper Corp., 6.375% due 7/27/2015	7,765,965
	7,800,000	Steel Dynamics, Inc., 7.375% due 11/01/2012 (e)	7,839,000

			85,554,969

Multi-Utilities - 0.2%	1,895,000	CenterPoint Energy, Inc. Series B, 3.75% due 5/15/2023 (c)	2,904,088

Multiline Retail - 0.4%	5,175,000	Neiman Marcus Group, Inc., 9% due 10/15/2015 (g)	5,330,250

Oil, Gas & Consumable Fuels -	2,625,000	Berry Petroleum Co., 8.25% due 11/01/2016	2,684,062
3.0%	3,275,000	Chaparral Energy, Inc., 8.50% due 12/01/2015	2,947,500
	2,745,000	Cimarex Energy Co., 7.125% due 5/01/2017	2,696,962
	4,430,000	Compton Petroleum Finance Corp., 7.625% due 12/01/2013	4,119,900
	350,000	Copano Energy LLC, 8.125% due 3/01/2016	352,625
	4,026,842	Corral Finans AB, 5.758% due 4/15/2010 (e)(g)	4,120,031
	1,750,000	Denbury Resources, Inc., 7.50% due 12/15/2015	1,767,500
	5,500,000	Forest Oil Corp., 7.25% due 6/15/2019 (e)	5,527,500
	3,431,000	KCS Energy, Inc., 7.125% due 4/01/2012	3,302,337
	4,215,000	OPTI Canada, Inc., 8.25% due 12/15/2014 (e)	4,172,850
	5,840,000	Sabine Pass LNG LP, 7.50% due 11/30/2016	5,577,200
	3,425,000	Swift Energy Co., 7.125% due 6/01/2017	3,253,750

			40,522,217

BlackRock Bond Fund, Inc. - BlackRock High Income Fund
Schedule of Investments as of December 31, 2007 (Unaudited)				(in U.S. dollars)

		Face
Industry		Amount Corporate Bonds		Value

Paper & Forest Products -	USD	21,000,000	APP Finance II Mauritius Ltd., 12% (c)(d)(i)	$ 105,000
3.3%		320,000	Abitibi-Consolidated, Inc., 8.55% due 8/01/2010	280,000
		1,285,000	Abitibi-Consolidated, Inc., 6% due 6/20/2013	875,406
		435,000	Abitibi-Consolidated, Inc., 8.85% due 8/01/2030	297,975
		11,025,000	Ainsworth Lumber Co. Ltd., 7.25% due 10/01/2012	6,642,562
		3,325,000	Boise Cascade LLC, 7.125% due 10/15/2014	3,216,937
		4,830,000	Bowater Canada Finance Corp., 7.95% due 11/15/2011	3,900,225
		6,550,000	Domtar Corp., 7.125% due 8/15/2015	6,419,000
		6,180,000	NewPage Corp., 10% due 5/01/2012 (e)	6,210,900
		6,475,000	NewPage Corp., 11.161% due 5/01/2012 (a)	6,677,344
		6,000,000	NewPage Corp., 12% due 5/01/2013	6,195,000
		3,945,000	Verso Paper Holdings LLC Series B, 8.661% due
			8/01/2014 (a)	3,846,375

				44,666,724

Pharmaceuticals - 0.2%		3,180,000	PTS Acquisition Corp., 9.50% due 4/15/2015 (e)(g)	2,949,450

Real Estate Investment Trusts		4,000,000	Ventas Realty, LP, 9% due 5/01/2012	4,300,000
(REITs) - 0.3%

Real Estate Management &		5,370,000	Realogy Corp., 10.50% due 4/15/2014 (e)	4,014,075
Development - 0.8%		8,500,000	Realogy Corp., 11% due 4/15/2014 (e)(g)	5,907,500
		2,260,000	Realogy Corp., 12.375% due 4/15/2015 (e)	1,423,800

				11,345,375

Road & Rail - 0.3%		250,000	Avis Budget Car Rental LLC, 7.369% due 5/15/2014 (a)	230,000
		2,400,000	Avis Budget Car Rental LLC, 7.625% due 5/15/2014	2,292,000
		590,000	Britannia Bulk Plc, 11% due 12/01/2011	609,912
		1,140,000	St. Acquisition Corp., 12.50% due 5/15/2017 (e)	588,525

				3,720,437

Semiconductors & Semiconductor		1,730,000	Amkor Technology, Inc., 7.75% due 5/15/2013	1,630,525
Equipment - 2.0%		8,725,000	Amkor Technology, Inc., 9.25% due 6/01/2016	8,746,812
		12,680,000	Freescale Semiconductor, Inc., 9.125% due 12/15/2014 (g)	10,778,000
		2,400,000	Hynix Semiconductor, Inc., 7.875% due 6/27/2017 (e)	2,166,000
		3,425,000	Spansion, Inc., 8.249% due 6/01/2013 (a)(e)	3,082,500

				26,403,837

Software - 0.3%		3,665,088	BMS Holdings, Inc., 12.40% due 2/15/2012 (a)(e)(g)	3,382,978

Specialty Retail - 3.3%		8,100,000	Asbury Automotive Group, Inc., 8% due 3/15/2014	7,654,500
		1,660,000	Asbury Automotive Group, Inc., 7.625% due 3/15/2017	1,469,100
		5,150,000	Autonation, Inc., 6.258% due 4/15/2013 (a)	4,750,875
		2,045,000	Buffets, Inc., 12.50% due 11/01/2014	777,100
		8,340,000	General Nutrition Centers, Inc., 10.009% due
			3/15/2014 (g)	7,881,300
		6,740,000	General Nutrition Centers, Inc., 10.75% due 3/15/2015	6,268,200
		2,040,000	Group 1 Automotive, Inc., 2.25% due 6/15/2036 (c)(q)	1,351,500
		950,000	Michaels Stores, Inc., 10% due 11/01/2014	902,500
		7,840,000	Michaels Stores, Inc., 11.375% due 11/01/2016	7,193,200
		5,255,000	United Auto Group, Inc., 7.75% due 12/15/2016	4,913,425

				43,161,700

Textiles, Apparel & Luxury		9,275,000	Levi Strauss & Co., 8.875% due 4/01/2016	8,973,562
Goods - 0.7%

Tobacco - 0.4%		5,500,000	Vector Group Ltd., 11% due 8/15/2015 (e)	5,582,500

BlackRock Bond Fund, Inc. - BlackRock High Income Fund
Schedule of Investments as of December 31, 2007 (Unaudited)				(in U.S. dollars)

		Face
Industry		Amount	Corporate Bonds	Value

Wireless	EUR	1,420,000	BCM Ireland Finance Ltd., 9.506% due 8/15/2016 (a)(p)	$ 2,050,163
Telecommunication		3,375,081	BCM Ireland Preferred Equity Ltd., 10.597% due
Services - 4.5%			2/15/2017 (e)(g)	4,613,800
	USD	3,210,000	Centennial Communications Corp., 10.479% due
			1/01/2013 (a)	3,282,225
		2,260,000	Centennial Communications Corp., 8.125% due 2/01/2014	2,226,100
		965,000	Cricket Communications, Inc., 9.375% due 11/01/2014	904,687
		7,010,000	Cricket Communications, Inc., 9.375% due 11/01/2014 (e)	6,571,875
		4,240,000	Digicel Group Ltd., 8.875% due 1/15/2015 (e)	3,879,600
		6,818,000	Digicel Group Ltd., 9.125% due 1/15/2015 (e)(g)	6,221,425
		3,110,000	FiberTower Corp., 9% due 11/15/2012 (c)(e)	2,857,313
		4,410,000	iPCS, Inc., 7.036% due 5/01/2013 (a)	4,156,425
		12,510,000	MetroPCS Wireless, Inc., 9.25% due 11/01/2014	11,759,400
		920,000	Orascom Telecom Finance SCA, 7.875% due 2/08/2014	869,400
		3,100,000	Orascom Telecom Finance SCA, 7.875% due 2/08/2014 (e)	2,929,500
		7,560,000	Rural Cellular Corp., 8.25% due 3/15/2012	7,843,500

				60,165,413

			Total Corporate Bonds
			(Cost - $1,235,496,268) - 85.1%	1,141,502,682

		Shares
		Held	Common Stocks

Airlines - 0.3%		325,536	Northwest Airlines Corp. (h)	4,723,527

Capital Markets - 0.1%		311,240	E*Trade Financial Corp. (h)	1,104,902

Communications Equipment - 0.7%		257,872	Loral Space & Communications Ltd.	8,832,116

Diversified Telecommunication		2	PTV, Inc.	1,000
Services - 0.0%

Electrical Equipment - 1.0%		852,625	Medis Technologies Ltd. (h)	13,156,004

Paper & Forest Products - 0.2%		1,610,897	Western Forest Products, Inc. (h)	2,529,906

Semiconductors & Semiconductor		149,223	Cypress Semiconductor Corp. (h)	5,376,505
Equipment - 0.4%

			Total Common Stocks (Cost - $75,404,211) - 2.7%	35,723,960

		Face
		Amount	Floating Rate Loan Interests (m)

Aerospace & Defense -	USD	109,472	Hawker Beechcraft Acquisition Co. LLC Letter of
0.1%			Credit, 5.098% due 3/31/2014	103,862
		1,284,059	Hawker Beechcraft Acquisition Co. LLC Term Loan B,
			6.83% - 7.198% due 3/31/2014	1,218,251

				1,322,113

Containers & Packaging - 0.2%		3,254,132	Berry Plastics Corp. Term Loan B, 12.244% due 6/15/2014	2,766,012

Diversified Financial		1,500,000	Marsco Term Loan B, 7.375% due 11/14/2014	1,440,000
Services - 0.1%

Diversified Telecommunication		2,250,000	Wind Telecomunicazione SpA Second Lien Term Loan,
Services - 0.8%			10.79% due 12/17/2014	2,288,437

BlackRock Bond Fund, Inc. - BlackRock High Income Fund
Schedule of Investments as of December 31, 2007 (Unaudited)				(in U.S. dollars)

		Face
Industry		Amount	Floating Rate Loan Interests (m)	Value

	EUR	6,164,871	Wind Telecomunicazione SpA Term Loan, 10.465% due
			12/17/2014	$ 9,182,365

				11,470,802

Health Care Equipment &	USD	2,200,000	Bausch & Lomb, Inc. Term Loan B, 8.143% due
Supplies - 0.2%			4/26/2015	2,189,000

Health Care Providers &		5,425,242	Community Health Systems, Inc. Term Loan B, 7.331%
Services - 0.4%			due 6/18/2014	5,214,450

Hotels, Restaurants & Leisure -		8,175,832	Travelport, Inc. Term Loan, 12.198% due 3/22/2012	7,630,774
0.6%

Household Products - 0.2%		117,197	Spectrum Brands, Inc. Letter of Credit, 4.566% due
			4/15/2013	113,154
		2,332,826	Spectrum Brands, Inc. Term Loan B-1, 9.249% - 9.53%
			due 4/15/2013	2,252,343

				2,365,497

IT Services - 0.6%		8,500,000	Alliance Data Systems Term Loan, 8.058% due 12/15/2014	7,905,000

Independent Power Producers		11,970,000	TXU Corp. Term Loan 3, 8.622% due 10/10/2014	11,757,126
& Energy Traders - 1.0%		1,496,250	TXU Corp. Term Loan B 2, 8.622% due 10/14/2029	1,468,197

				13,225,323

Media - 3.2%		12,125,000	Catalina Marketing Group Bridge Loan, 8.981% due
			10/09/2017	11,336,875
		5,822,546	Easton-Bell Sports Inc. Term Loan B, 10.72% - 10.82% due
			5/01/2012	5,560,531
		1,000,000	Education Media and Publishing First Lien Term Loan,
			9.141% due 5/15/2009	956,250
		7,250,000	Education Media and Publishing First Lien Term Loan B,
			9.141% due 11/14/2014	6,932,813
		16,500,000	Education Media and Publishing Second Lien Term
			Loan, 13.641% due 11/14/2014	15,675,000
		3,000,000	PanAmSat Corp. Term Loan B, 7.225% due 1/19/2014	2,938,392

				43,399,861

Oil, Gas & Consumable Fuels - 0.3%		2,400,000	SandRidge Energy, Inc. Term Loan, 8.625% due
			3/01/2015	2,388,000
		2,250,000	SandRidge Energy, Inc. Term Loan B, 8.854% due
			3/01/2014	2,216,250

				4,604,250

Paper & Forest Products - 1.1%		4,000,000	Cenveo, Inc. Bridge Loan, 9.319% due 9/17/2015	4,000,000
		4,000,000	NewPage Corp. Tem Loan B, 8.688% due 12/07/2014	3,973,124
		7,180,000	Verso Paper Holdings LLC Term Loan B, 11.161% due
			2/01/2013	6,852,413

				14,825,537

			Total Floating Rate Loan Interests
			(Cost - $119,029,558) - 8.8%	118,358,619

		Shares
		Held	Preferred Stocks

Diversified Telecommunication		130	PTV, Inc. Series A, 10%	176
Services - 0.0%

BlackRock Bond Fund, Inc. - BlackRock High Income Fund
Schedule of Investments as of December 31, 2007 (Unaudited)				(in U.S. dollars)

		Shares
Industry		Held	Preferred Stocks	Value

Oil, Gas & Consumable Fuels - 0.8%		201	EXCO Resources, Inc., 7% (c)	$ 2,160,750
		831	EXCO Resources, Inc., 11%	8,933,250

				11,094,000

			Total Preferred Stocks (Cost - $10,323,320) - 0.8%	11,094,176

			Warrants (b)

Health Care Providers &		201,408	HealthSouth Corp. (expires 1/16/2014)	50,352
Services - 0.0%

Media - 0.0%		117,980	Virgin Media, Inc. (expires 1/10/2011)	34,214

Wireless Telecommunication		3,600	American Tower Corp. (expires 8/01/2008)	2,151,900
Services - 0.2%

			Total Warrants (Cost - $352,197) - 0.2%	2,236,466

			Rights

Electrical Equipment - 0.0%		85,262	Medis Technologies Ltd. (h)(o)	1

			Total Rights (Cost - $0) - 0.0%	1

		Beneficial
		Interest	Other Interests (f)

Media - 0.0%	USD	25,500,000	Adelphia Escrow	2,550
		31,980,466	Adelphia Recovery Trust	127,922

			Total Other Interests (Cost - $104,550) - 0.0%	130,472

			Short-Term Securities

	USD	43,367,291	BlackRock Liquidity Series, LLC
			Cash Sweep Series, 5.04% (j)(k)	43,367,291

Total Short-Term Securities
			(Cost - $43,367,291) - 3.2%	43,367,291

			Total Investments (Cost - $1,484,077,395*) - 100.8%	1,352,413,667
			Liabilities in Excess of Other Assets - (0.8%)	(10,588,123)

			Net Assets - 100.0%	$ 1,341,825,544

* The cost and unrealized appreciation (depreciation) of investments as of December 31,
2007, as computed for federal income tax purposes, were as follows:
Aggregate cost			$ 1,484,281,363

Gross unrealized appreciation			$ 19,647,157
Gross unrealized depreciation			(151,514,853)

Net unrealized depreciation			$ (131,867,696)

(a)	Floating rate security.

(b)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(c)	Convertible security.

(d)	The security is a perpetual bond and has no stated maturity date.

(e)	The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(f)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(g)	Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.

(h)	Non-income producing security.

(i)	Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.

BlackRock Bond Fund, Inc. - BlackRock High Income Fund

Schedule of Investments as of December 31, 2007 (Unaudited)

(in U.S. dollars)

(j)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Interest Income

BlackRock Liquidity Series, LLC Cash Sweep Series	$ (72,395,611)	$ 843,686

(k)	Represents the current yield as of December 31, 2007.

(l)	Represents a step bond; the interest rate shown reflects the effective yield at the time of purchase.

(m)	Floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically by reference to a base lending rate plus a premium. The base lending rates are generally (i) the lending rate offered by one or more European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more U.S. banks or (iii) the certificate of deposit rate.

(n)	Subject to principal paydowns.

(o)	The rights may be exercised until January 7, 2008.

(p)	Restricted security as to resale, representing 0.2% of net assets were as follows:

	Issue	Acquisition Date	Cost	Value

	BCM Ireland Finance Ltd., 9.506% due 8/15/2016	9/18/2007	$ 1,955,005	$ 2,050,163

(q)	Represents a step bond.

  For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
  Swap contracts outstanding as of December 31, 2007 were as follows:
			Unrealized
		Notional	Appreciation
		Amount	(Depreciation)

Sold credit default protection on Novelis Inc. and receive 1.40%
Broker, JPMorgan Chase
Expires January 2008		$ 3,750,000	$ 607

Sold credit default protection on Ford Motor Company and receive 3.80%
Broker, JPMorgan Chase
Expires March 2010		$ 6,000,000	(264,564)

Sold credit default protection on Ford Motor Company and receive 4.20%
Broker, Deutsche Bank AG London
Expires March 2010		$ 6,000,000	(217,458)

Sold credit default protection on Ford Motor Company and receive 4.70%
Broker, UBS Warburg
Expires June 2010		$ 7,000,000	(241,325)

Total			$ (722,740)

• Currency Abbreviations:
EUR	Euro
USD	U.S. Dollar

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule
30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-

3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock High Income Fund of BlackRock Bond Fund, Inc.

By: /s/ Donald C. Burke

Donald C. Burke

Chief Executive Officer (principal executive officer) of BlackRock High Income Fund of BlackRock Bond Fund, Inc.

Date: February 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke

Donald C. Burke

Chief Executive Officer (principal executive officer) of BlackRock High Income Fund of BlackRock Bond Fund, Inc.

Date: February 21, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock High Income Fund of BlackRock Bond Fund, Inc.

Date: February 21, 2008